As filed with the Securities and Exchange Commission on May 31, 2000

                                              1933 Act Registration No. 2-25469
                                                                        --------
                                              1940 Act Registration No. 811-1424
                                                                        --------

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     X
                                                                           ---
           Pre-Effective Amendment No.

           Post-Effective Amendment No.  66                                 X

                                        -----                              ---

                                     and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940

           Amendment No.   66                                               X
                         ------                                            ---


                       (Check appropriate box or boxes.)

                                AIM EQUITY FUNDS
                                ----------------
               (Exact Name of Registrant as Specified in Charter)

                11 Greenway Plaza, Suite 100, Houston, TX 77046
             -----------------------------------------------------
              (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code    (713) 626-1919
                                                    -----------------

                                Charles T. Bauer

                11 Greenway Plaza, Suite 100, Houston, TX 77046
             -----------------------------------------------------
                    (Name and Address of Agent for Service)

                                    Copy to:
    Lisa A. Moss, Esquire                        Martha J. Hays, Esquire
    A I M Advisors, Inc.                 Ballard Spahr Andrews & Ingersoll, LLP
11 Greenway Plaza, Suite 100                 1735 Market Street, 51st Floor
 Houston, Texas  77046-1173              Philadelphia, Pennsylvania  19103-7599


Approximate Date of Proposed Public Offering:       As soon as practicable
                                                    after the effective date of
                                                    this Amendment.

It is proposed that this filing will become effective (check appropriate box)

     immediately upon filing pursuant to paragraph (b)
----

  X  on June 21, 2000 pursuant to paragraph (b)
----

     60 days after filing pursuant to paragraph (a)(1)
----
     on (date) pursuant to paragraph (a)(1)
----
     75 days after filing pursuant to paragraph (a)(2)
----
     on (date) pursuant to paragraph (a)(2) of rule 485.
----


If appropriate, check the following box:

  X this post-effective amendment designates a new effective date for a ---- previously filed post-effective amendment.


Title of Securities Being Registered:  Shares of Beneficial Interest


THE REGISTRANT IS THE SUCCESSOR ISSUER TO AIM EQUITY FUNDS, INC. (THE "PREDECESSOR FUND"). BY FILING THIS POST-EFFECTIVE AMENDMENT TO CURRENTLY EFFECTIVE REGISTRATION STATEMENT NO.2-25469 OF THE PREDECESSOR FUND, THE REGISTRANT EXPRESSLY ADOPTS THE REGISTRATION STATEMENT OF THE PREDECESSOR FUND AS ITS OWN REGISTRATION STATEMENT FOR ALL PURPOSES OF THE SECURITIES ACT OF 1933, AS AMENDED, AND THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, AND THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED.

                           PART C: OTHER INFORMATION


Item 23             Exhibits

a  (1)     -        (a) Articles of Incorporation of Registrant, as filed with the State of Maryland on May 20, 1988, were filed as an Exhibit to Post-Effective Amendment No. 34 on June 13,
                    1988, and were filed electronically as an Exhibit to Post-Effective Amendment No. 47 on December 29, 1995.

           - (b) Articles Supplementary, as filed with the State of Maryland on March 27, 1991, were filed as an Exhibit to Post-Effective Amendment No. 40 on February 26, 1992, and were filed electronically as an Exhibit to Post-Effective Amendment No. 47 on December 29, 1995.

           - (c) Articles Supplementary, as filed with the State of Maryland on December 23, 1991, were filed as an Exhibit to Post-Effective Amendment No. 40 on February 26, 1992, and were filed electronically as an Exhibit to Post-Effective Amendment No. 47 on December 29, 1995.

           - (d) Articles Supplementary, as filed with the State of Maryland on October 8, 1993, were filed as an Exhibit to Post-Effective Amendment No. 43 on February 28, 1994, and were filed electronically as an Exhibit to Post-Effective Amendment No. 47 on December 29, 1995.

           - (e) Articles of Amendment, as filed with the State of Maryland on June 5, 1995, were filed electronically as an Exhibit to Post-Effective Amendment No. 47 on December 29, 1995.

           - (f) Articles Supplementary, as filed with the State of Maryland on June 5, 1995, were filed electronically as an Exhibit to Post-Effective Amendment No. 47 on December 29, 1995.

           - (g) Articles Supplementary, as filed with the State of Maryland on December 19, 1995, were filed electronically as an Exhibit to Post-Effective Amendment No. 47 on December 29, 1995.

           - (h) Articles Supplementary, as filed with the State of Maryland on June 26, 1996, were filed electronically as an Exhibit to Post-Effective Amendment No. 50 on July 24, 1996.

           - (i) Articles Supplementary, as filed with the State of Maryland on June 24, 1997, were filed electronically as an Exhibit to Post-Effective Amendment No. 53 on October 9, 1997.

           - (j) Articles Supplementary, as filed with the State of Maryland on October 1, 1997, were filed electronically as an Exhibit to Post-Effective Amendment No. 53 on October 9, 1997.

           - (k) Articles Supplementary, as filed with the State of Maryland on November 24, 1998, were filed electronically as an Exhibit to Post-Effective Amendment No. 55 on December 11, 1998.

           - (l) Articles Supplementary, as filed with the State of Maryland on December 11, 1998, were filed electronically as an Exhibit to Post-Effective Amendment No. 56 on February 23, 1999.

           - (m) Articles Supplementary, as filed with the State of Maryland on March 15, 1999 were filed electronically as an Exhibit to Post-Effective Amendment No. 57 on March 24, 1999.

           - (n) Articles of Amendment, as filed with the State of Maryland on July 13, 1999, were filed as an Exhibit to Post-Effective Amendment No. 62 on January 6, 2000.

           - (o) Articles Supplementary, as filed with the State of Maryland on July 13, 1999, were filed as an Exhibit to Post-Effective Amendment No. 62 on January 6, 2000.

           - (p) Articles Supplementary, as filed with the State of Maryland on December 29, 1999, were filed as Exhibits to Post-Effective Amendment No. 63 on January 7, 2000.

           - (q) Articles Supplementary, as filed with the State of Maryland on December 29, 1999, were filed as Exhibits to Post-Effective Amendment No. 63 on January 7, 2000.

   (2)     -        (a) Agreement and Declaration of Trust of AIM Equity Funds,
                    dated December 6, 1999, was filed electronically as an Exhibit to Post-Effective Amendment No. 64 on March 27,
                    2000, and is hereby incorporated by reference.


           - (b) Amendment No. 1, dated May 10, 2000, to Agreement and Declaration of Trust of AIM Equity Funds, dated December 6, 1999, filed electronically as an Exhibit to Post-Effective Amendment No. 65 on May 25, 2000, and is hereby incorporated by reference.


b  (1)     -        By-Laws of Registrant were filed as an Exhibit to
                    Post-Effective Amendment No. 34 on June 13, 1988.

   (2)     -        (a) Amended and Restated By-Laws of Registrant were filed
                    as an Exhibit to Post-Effective Amendment No. 37 on
                    February 28, 1990.

           - (b) First Amendment, dated April 22, 1991, to Amended and Restated By-Laws was filed as an Exhibit to Post-Effective Amendment No. 40 on February 26, 1992.

           - (c) Second Amendment, dated September 28, 1994, to Amended and Restated By-Laws was filed as an Exhibit to Post-Effective Amendment No. 44 on February 24, 1995.

   (3)     -        (a) Amended and Restated Bylaws, dated effective December
                    11, 1996, were filed electronically as an Exhibit to Post-Effective Amendment No. 51 on January 15, 1997.

           - (b) First Amendment, dated June 9, 1999, to Amended and Restated By-Laws was filed as an Exhibit to Post-Effective Amendment No. 62 on January 6, 2000.

   (4)     -        By-Laws of Registrant, dated effective December 6, 1999,
                    were filed electronically as an Exhibit to Post-Effective
                    Amendment No. 64 on March 27, 2000, and is hereby incorporated by reference.

c          -        Instruments Defining Rights of Security Holders - None.

d  (1)     -        Investment Advisory Agreement, dated September 30, 1988,
                    between Registrant and A I M Advisors, Inc., was filed as an Exhibit to Post-Effective Amendment No. 38 on February
                    28, 1991.

   (2)     -        Investment Advisory Agreement, dated August 6, 1993,
                    between Registrant's AIM Aggressive Growth Fund and A I M
                    Advisors, Inc., was filed as an Exhibit to Post-Effective
                    Amendment No. 43 on February 28, 1994.

   (3)     -        (a) Master Investment Advisory Agreement, dated October 18,
                    1993, between Registrant and A I M Advisors, Inc., was filed as an Exhibit to Post-Effective Amendment No. 43 on February 28, 1994, and was filed electronically as an Exhibit to Post-Effective Amendment No. 47 on December 29,
                    1995.

           - (b) Amendment No. 1, dated November 14, 1994, to the Master Investment Advisory Agreement, dated October 18, 1993, between Registrant and A I M Advisors, Inc., was filed as an Exhibit to Post-Effective Amendment No. 44 on February 24, 1995, and was filed electronically as an Exhibit to Post-Effective Amendment No. 47 on December 29, 1995.

           - (c) Amendment No. 2, dated March 12, 1996, to the Master Investment Advisory Agreement, dated October 18, 1993, between Registrant and A I M Advisors, Inc., was filed electronically as an Exhibit to Post-Effective Amendment No. 49 on May 31, 1996.

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
   (4)     -        (a) Master Investment Advisory Agreement, dated February
                    28, 1997, between Registrant and A I M Advisors, Inc. was filed electronically as an Exhibit to Post-Effective
                    Amendment No. 53 on October 9, 1997, and is hereby incorporated by reference.

           - (b) Amendment No. 1, dated as of March 1, 1999, to the Master Investment Advisory Agreement, dated February 28, 1997, between Registrant and A I M Advisors, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 56 on February 23, 1999, and is hereby incorporated by reference.

           - (c) Amendment No. 2, dated May 12, 1999, to the Master Investment Advisory Agreement between Registrant and A I M Advisors, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 60 on July 15, 1999, and is hereby incorporated by reference.

           - (d) Amendment No. 3, dated July 15, 1999, to the Master Investment Advisory Agreement between Registrant and A I M Advisors, Inc. was filed as an Exhibit to Post-Effective Amendment No. 62 on January 6, 2000, and is hereby incorporated by reference.

           - (e) Amendment No. 4, dated September 28, 1999, to the Master Investment Advisory Agreement between Registrant and A I M Advisors, Inc. was filed as an Exhibit to Post-Effective Amendment No. 62 on January 6, 2000, and is hereby incorporated by reference.

   (5)     -        Form of Advisory Agreement between Registrant and A I M
                    Advisors, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 64 on March 27, 2000, and is hereby incorporated by reference.

   (6)     -        (a) Foreign Country Selection and Mandatory Securities
                    Depository Responsibilities Delegation Agreement, dated
                    September 9, 1998, between Registrant and A I M Advisors,
                    Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 55 on December 11, 1998, and is hereby incorporated by reference.

           - (b) Amendment No. 1, dated September 28, 1998, to Foreign Country Selection and Mandatory Securities Depository Responsibilities Delegation Agreement, dated September 9, 1998, between Registrant and A I M Advisors, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 55 on December 11, 1998, and is hereby incorporated by reference.

           - (c) Amendment No. 2, dated as of December 14, 1998, to Foreign Country Selection and Mandatory Securities Depository Responsibilities Delegation Agreement, dated September 9, 1998, between Registrant and A I M Advisors, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 57 on March 24, 1999, and is hereby incorporated by reference.

           - (d) Amendment No. 3, dated as of December 22, 1998, to Foreign Country Selection and Mandatory Securities Depository Responsibilities Delegation Agreement, dated September 9, 1998, between Registrant and A I M Advisors, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 57 on March 24, 1999, and is hereby incorporated by reference.

           - (e) Amendment No. 4, dated as of January 26, 1999, to Foreign Country Selection and Mandatory Securities Depository Responsibilities Delegation Agreement, dated September 9, 1998, between Registrant and A I M Advisors, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 57 on March 24, 1999, and is hereby incorporated by reference.

           - (f) Amendment No. 5, dated as of March 1, 1999, to Foreign Country Selection and Mandatory Securities Depository Responsibilities Delegation Agreement, dated September 9, 1998, between Registrant and A I M Advisors, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 57 on March 24, 1999, and is hereby incorporated by reference.

           - (g) Amendment No. 6, dated as of March 18, 1999, to Foreign Country Selection and Mandatory Securities Depository Responsibilities Delegation Agreement, dated September 9, 1998, between Registrant and A I M Advisors, Inc. was filed as an Exhibit to Post-Effective Amendment No. 62 on January 6, 2000, and is hereby incorporated by reference.

           -        (h) Amendment No. 7, dated as of November 15, 1999, to
                    Foreign Country Selection and Mandatory Securities
                    Depository Responsibilities Delegation Agreement, dated
                    September 9, 1998, between Registrant and A I M Advisors,
                    Inc. was filed as an Exhibit to Post-Effective Amendment
                    No. 62 on January 6, 2000, and is hereby incorporated by
                    reference.
   (7)     -        Sub-Advisory Agreement, dated September 30, 1988, between
                    Registrant, A I M Advisors, Inc. and A I M Capital
                    Management, Inc., was filed as an Exhibit to Post-Effective
                    Amendment No. 38 on February 28, 1991.

   (8)     -        Master Sub-Advisory Agreement, dated October 18, 1993,
                    between Registrant, A I M Advisors, Inc. and A I M Capital
                    Management, Inc., was filed as an Exhibit to Post-Effective
                    Amendment No. 43 on February 28, 1994, and was filed electronically as an Exhibit to Post-Effective Amendment
                    No. 51 on January 15, 1997.

   (9)     -        Master Sub-Advisory Agreement, dated February 28, 1997,
                    between Registrant, A I M Advisors, Inc. and A I M Capital
                    Management, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 53 on October 9, 1997, and is hereby incorporated by reference.

   (10)    -        Sub-Advisory Agreement dated May 12, 1999, between A I M
                    Advisors, Inc. and H. S. Dent Advisors, Inc. was filed electronically as an Exhibit to Post-Effective Amendment
                    No. 60 on July 15, 1999, and is hereby incorporated by reference.

e  (1)     -        Distribution Agreement, dated May 24, 1988, between
                    Registrant and A I M Distributors, Inc., was filed as an
                    Exhibit to Post-Effective Amendment No. 38 on February 28,
                    1991.

   (2)     -        Distribution Agreement, dated March 15, 1991, between
                    Registrant and Fund Management Company, was filed as an Exhibit to Post-Effective Amendment No. 39 on March 1,
                    1991.

   (3)      -       Distribution Agreement, dated August 6, 1993, between
                    Registrant's AIM Aggressive Growth Fund and A I M
                    Distributors, Inc., was filed as an Exhibit to Post-Effective Amendment No. 43 on February 28, 1994.

   (4)     -        Master Distribution Agreement, dated October 18, 1993,
                    between Registrant and Fund Management Company, was filed as an Exhibit to Post-Effective Amendment No. 43 on
                    February 28, 1994.

   (5)     -        (a) Master Distribution Agreement, dated October 18, 1993, between Registrant (on behalf of the portfolio's Class A shares) and A I M Distributors, Inc., was filed as an Exhibit to Post-Effective Amendment No. 43 on February 28,
                    1994, and was filed electronically as an Exhibit to Post-Effective Amendment No. 47 on December 29, 1995.

           - (b) Amendment No. 1, dated December 4, 1995, to Master Distribution Agreement, dated October 18, 1993, between Registrant (on behalf of the portfolio's Class A shares) and A I M Distributors, Inc., was filed electronically as an Exhibit to Post-Effective Amendment No. 49 on May 31, 1996.

   (6)     -        (a) Master Distribution Agreement, dated June 14, 1995,
                    between Registrant (on behalf of the portfolio's Class B shares) and A I M Distributors, Inc., was filed electronically as an Exhibit to Post-Effective Amendment
                    No. 47 on December 29, 1995.

           - (b) Amendment No. 1, dated June 11, 1996, to Master Distribution Agreement, dated June 14, 1995, between Registrant (on behalf of the portfolio's Class B shares) and A I M Distributors, Inc., was filed electronically as an Exhibit to Post-Effective Amendment No. 50 on July 24, 1996, and was filed electronically as an Exhibit to Post-Effective Amendment No. 53 on October 9, 1997.

   (7)     -        Master Distribution Agreement, dated February 28, 1997,
                    between Registrant and Fund Management Company was filed electronically as an Exhibit to Post-Effective Amendment
                    No. 53 on October 9, 1997, and is hereby incorporated by reference.

   (8)     -        Master Distribution Agreement, dated February 28, 1997,
                    between Registrant (on behalf of Registrant's Class A shares) and A I M Distributors, Inc. was filed electronically as an Exhibit to Post-Effective Amendment
                    No. 53 on October 9, 1997.

   (9)     -        (a) Master Distribution Agreement, dated August 4, 1997,
                    between Registrant (on behalf of the portfolio's Class A and Class C shares) and A I M Distributors, Inc. was filed electronically as an Exhibit to Post-Effective Amendment
                    No. 53 on October 9, 1997, and is hereby incorporated by reference.

           - (b) Amendment No. 1, dated as of March 1, 1999, to the Master Distribution Agreement dated August 4, 1997, between Registrant (on behalf of Registrant's Class A and Class C shares) and A I M Distributors, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 56 on February 23, 1999, and is hereby incorporated by reference.

           - (c) Amendment No. 2, dated as of March 1, 1999, to the Master Distribution Agreement dated August 4, 1997, between Registrant (on behalf of Registrant's Class A and Class C shares) and A I M Distributors, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 56 on February 23, 1999, and is hereby incorporated by reference.

           - (d) Amendment No. 3, dated May 12, 1999, to the Master Distribution Agreement, dated August 4, 1997, between Registrant (on behalf of Registrant's Class A and C shares) and A I M Distributors, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 60 on July 15, 1999, and is hereby incorporated by reference.

           - (e) Amendment No. 4, dated July 15, 1999, to the Master Distribution Agreement, dated August 4, 1997, between Registrant (on behalf of Registrant's Class A and Class C shares) and A I M Distributors, Inc. was filed as an Exhibit to Post-Effective Amendment No. 62 on January 6, 2000, and is hereby incorporated by reference.

           - (f) Amendment No. 5, dated September 28, 1999, to the Master Distribution Agreement, dated August 4, 1997, between Registrant (on behalf of Registrant's Class A and Class C shares) and A I M Distributors, Inc. was filed as an Exhibit to Post-Effective Amendment No. 62 on January 6, 2000, and is hereby incorporated by reference.

           - (g) Form of Amendment No. 6 to the Master Distribution Agreement between Registrant and A I M Distributors, Inc. was filed as an Exhibit to Post-Effective Amendment No. 63 on January 7, 2000, and is hereby incorporated by reference.

   (10)    -        (a) Master Distribution Agreement, dated February 28, 1997, between Registrant (on behalf of Registrant's Class B shares) and A I M Distributors, Inc. was filed electronically as an

                    Exhibit to Post-Effective Amendment No. 53 on October 9, 1997, and is hereby incorporated by reference.

           - (b) Amendment No. 1 to the Master Distribution Agreement, dated February 28, 1997, between Registrant (on behalf of the Class B shares of AIM Constellation Fund) and A I M Distributors, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 54 on February 27, 1998, and is hereby incorporated by reference.

           - (c) Amendment No. 2, dated as of March 1, 1999, to the Master Distribution Agreement, dated February 28, 1997, between Registrant (on behalf of Registrant's Class B shares) and A I M Distributors, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 56 on February 23, 1999 and is hereby incorporated by reference.

           - (d) Amendment No. 3, dated as of March 1, 1999, to the Master Distribution Agreement, dated February 28, 1997, between Registrant (on behalf of Registrant's Class B shares) and A I M Distributors, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 56 on February 23, 1999, and is hereby incorporated by reference.

           - (e) Amendment No. 4, dated May 12, 1999, to the Master Distribution Agreement, dated February 28, 1997, between Registrant (on behalf of Registrant's Class B shares) and A I M Distributors, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 60 on July 15, 1999, and is hereby incorporated by reference.

           - (f) Amendment No. 5, dated July 15, 1999, to the Master Distribution Agreement, dated February 28, 1997, between Registrant (on behalf of Registrant's Class B shares) and A I M Distributors, Inc. was filed as an Exhibit to Post-Effective Amendment No. 62 on January 6, 2000, and is hereby incorporated by reference.

           - (g) Amendment No. 6, dated September 28, 1999, to the Master Distribution Agreement, dated February 28, 1997, between Registrant (on behalf of Registrant's Class B shares) and A I M Distributors, Inc. was filed as an Exhibit to Post-Effective Amendment No. 62 on January 6, 2000, and is hereby incorporated by reference.

           - (h) Form of Amendment No. 7 to the Master Distribution Agreement between Registrant (on behalf of Registrant's Class B shares) and A I M Distributors, Inc. was filed as an Exhibit to Post-Effective Amendment No. 63 on January 7, 2000, and is hereby incorporated by reference.

   (11)    -        Form of Selected Dealer Agreement between A I M
                    Distributors, Inc. and selected dealers was filed electronically as an Exhibit to Post-Effective Amendment
                    No. 55 on December 11, 1998, and is hereby incorporated by reference.

   (12)    -        Form of Bank Selling Group Agreement between A I M
                    Distributors, Inc. and banks was filed electronically as an Exhibit to Post-Effective Amendment No. 55 on December 11,
                    1998, and is hereby incorporated by reference.

f  (1)     -        Form of Deferred Compensation Agreement for Registrant's
                    Non-Affiliated Directors was filed as an Exhibit to Post-Effective Amendment No. 44 on February 24, 1995.

   (2)     -        Form of Deferred Compensation Agreement for Registrant's
                    Non-Affiliated Directors, as approved December 5, 1995, was filed electronically as an Exhibit to Post-Effective
                    Amendment No. 47 on December 29, 1995.

   (3)     -        Form of Deferred Compensation Agreement for Registrants
                    Non-Affiliated Directors as approved March 12, 1997, was filed electronically as an Exhibit to Post-Effective
                    Amendment No. 54 on February 27, 1998, and is hereby incorporated by reference.

   (4)     -        Retirement Plan for Registrant's Non-Affiliated Directors
                    was filed as an Exhibit to Post-Effective Amendment No. 44 on February 24, 1995.

   (5)     -        Retirement Plan for Registrant's Non-Affiliated Directors,
                    effective as of March 8, 1994, as restated September 18, 1995, was filed electronically as an Exhibit to Post-Effective Amendment No. 47 on December 29, 1995, and is hereby incorporated by reference.

g  (1)     -        (a) Custodian Contract, dated October 1, 1992, between
                    Registrant and State Street Bank and Trust Company, was filed as an Exhibit to Post-Effective Amendment No. 41 on February 26, 1993, and was filed electronically as an Exhibit to Post-Effective Amendment No. 47 on December 29,
                    1995, and is hereby incorporated by reference.

           - (b) Amendment No. 1, dated October 15, 1993, to the Custodian Contract, dated October 1, 1992, between Registrant and State Street Bank and Trust Company, was filed electronically as an Exhibit to Post-Effective Amendment No. 47 on December 29, 1995, and is hereby incorporated by reference.

           - (c) Amendment No. 2, dated September 19, 1995, to the Custodian Contract, dated October 1, 1992, between Registrant and State Street Bank and Trust Company, was filed electronically as an Exhibit to Post-Effective Amendment No. 47 on December 29, 1995, and is hereby incorporated by reference.

           - (d) Amendment No. 3, dated December 4, 1995, to the Custodian Contract, dated October 1, 1992, between Registrant and State Street Bank and Trust Company, was filed electronically as an Exhibit to Post-Effective Amendment No. 49 on May 31, 1996, and is hereby incorporated by reference.

           - (e) Amendment No. 4, dated September 28, 1996, to the Custodian Contract dated October 1, 1992, between Registrant and State Street Bank and Trust Company was filed electronically as an Exhibit to Post-Effective Amendment No. 57 on March 24, 1999, and is hereby incorporated by reference.

           - (f) Amendment, dated September 9, 1998, to the Custodian Contract, dated October 1, 1992, between Registrant and State Street Bank and Trust Company was filed electronically as an Exhibit to Post-Effective Amendment No. 55 on December 11, 1998, and is hereby incorporated by reference.

   (2)     -        (a) Subcustodian Agreement, dated September 9, 1994,
                    between Registrant, Texas Commerce Bank National
                    Association, State Street Bank and Trust Company and A I M
                    Fund Services, Inc., was filed as an Exhibit to Post-Effective Amendment No. 44 on February 24, 1995, and is hereby incorporated by reference.

           - (b) Amendment No. 1, dated October 2, 1998, to Subcustodian Agreement between Registrant, Chase Bank of Texas, N.A. (formerly Texas Commerce Bank), State Street and Trust Company and A I M Fund Services, Inc. was filed as an Exhibit to Post-Effective Amendment No. 62 on January 6, 2000, and is hereby incorporated by reference.

h  (1)     -        Transfer Agency Agreement, dated May 15, 1989, between
                    Registrant and TAC Shareholder Services, Inc., was filed as an Exhibit to Post-Effective Amendment No. 37 on February
                    28, 1990.

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
   (2)     -        Transfer Agency and Service Agreement, dated July 6, 1992, between State Street Bank and Trust Company and Registrant, with respect to the Institutional Classes, was filed as an Exhibit to Post-Effective Amendment No. 41 on February 26,
                    1993.

   (3)     -        (a) Transfer Agency and Registrar Agreement, dated May 15,
                    1992, as amended May 15, 1992, between The Shareholder
                    Services Group, Inc. and Registrant, with respect to the Retail Classes, was filed as an Exhibit to Post-Effective
                    Amendment No. 41 on February 26, 1993.

           - (b) Amendment No. 2, dated October 15, 1993, to the Transfer Agency and Registrar Agreement, dated May 15, 1992, as amended, between Registrant and The Shareholder Services Group, Inc., was filed as an Exhibit to Post-Effective Amendment No. 44 on February 24, 1995.

           - (c) Amendment No. 3, dated April 1, 1994, to the Transfer Agency and Registrar Agreement, dated May 15, 1992, as amended, between Registrant and The Shareholder Services Group, Inc., was filed as an Exhibit to Post-Effective Amendment No. 44 on February 24, 1995.

   (4)     -        (a) Transfer Agency and Service Agreement, dated July 1,
                    1995, between Registrant and A I M Institutional Fund
                    Services, Inc., was filed electronically as an Exhibit to Post-Effective Amendment No. 47 on December 29, 1995.

           - (b) Amendment No. 1, dated July 1, 1996, to the Transfer Agency and Service Agreement dated July 1, 1995, between Registrant and A I M Institutional Fund Services, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 53 on October 9, 1997.

           - (c) Amendment No. 2, dated July 1, 1997, to the Transfer Agency and Service Agreement dated July 1, 1995, between Registrant and A I M Institutional Fund Services, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 53 on October 9, 1997.

   (5)     -        (a) Transfer Agency and Service Agreement, dated November
                    1, 1994, between Registrant and A I M Fund Services, Inc., was filed as an Exhibit to Post-Effective Amendment No. 44 on February 24, 1995.

           - (b) Amendment No. 1, dated August 4, 1997, to the Transfer Agency and Service Agreement dated November 1, 1994, between Registrant and A I M Fund Services, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 53 on October 9, 1997.

   (6)     -        (a) Amended and Restated Transfer Agency and Service
                    Agreement, dated as of December 29, 1997, between Registrant and A I M Fund Services, Inc. was filed electronically as an Exhibit to Post-Effective Amendment
                    No. 54 on February 27, 1998, and is hereby incorporated by reference.

           - (b) Amendment No. 1, dated January 1, 1999, to the Amended and Restated Transfer Agency and Services Agreement between Registrant and A I M Fund Services, Inc. was filed as an Exhibit to Post-Effective Amendment No. 62 on January 6, 2000, and is hereby incorporated by reference.

           - (c) Amendment No. 2, dated July 1, 1999, to the Amended and Restated Transfer Agency and Services Agreement between Registrant and A I M Fund Services, Inc. was filed as an Exhibit to Post-Effective Amendment No. 62 on January 6, 2000, and is hereby incorporated by reference.

   (7)     -        Shareholder Sub-Accounting Services Agreement between
                    Registrant, First Data Investor Services Group (formerly
                    The Shareholder Services Group, Inc.), Financial Data
                    Services Inc.

                    and Merrill Lynch, Pierce, Fenner & Smith Inc., dated July 1, 1990, was filed as an Exhibit to Post-Effective Amendment No. 40 on February 26, 1992, and is hereby incorporated by reference.

   (8)     -        (a) Remote Access and Related Services Agreement, dated
                    December 23, 1994, between Registrant and First Data
                    Investor Services Group, Inc. (formerly The Shareholder
                    Services Group, Inc.), was filed as an Exhibit to Post-Effective Amendment No. 44 on February 24, 1995, and was filed electronically as an Exhibit to Post-Effective
                    Amendment No. 47 on December 29, 1995, and is hereby incorporated by reference.

           - (b) Amendment No. 1, dated October 4, 1995, to the Remote Access and Related Services Agreement dated December 23, 1994, between Registrant and First Data Investor Services Group, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 47 on December 29, 1995, and is hereby incorporated by reference.

           - (c) Addendum No. 2, dated October 12, 1995, to the Remote Access and Related Services Agreement, dated December 23, 1994, between Registrant and First Data Investor Services Group, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 47 on December 29, 1995, and is hereby incorporated by reference.

           - (d) Amendment No. 3, dated February 1, 1997, to the Remote Access and Related Services Agreement, dated December 23, 1994, between Registrant and First Data Investor Services Group, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 53 on October 9, 1997, and is hereby incorporated by reference.

           - (e) Amendment No. 4, dated June 30, 1998, to the Remote Access and Related Services Agreement, dated December 23, 1994, between Registrant and First Data Investor Services Group, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 55 on December 11, 1998, and is hereby incorporated by reference.

           - (f) Amendment No. 5, dated July 1, 1998, to the Remote Access and Related Services Agreement, dated December 23, 1994, between Registrant and First Data Investor Services Group, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 55 on December 11, 1998, and is hereby incorporated by reference.

           - (g) Exhibit 1, effective as of August 4, 1997, to the Remote Access and Related Services Agreement, dated December 23, 1994, between the Registrant and First Data Investor Services Group, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 54 on February 27, 1998, and is hereby incorporated by reference.

           - (h) Amendment No. 6, dated August 30, 1999, to the Remote Access and Related Services Agreement, dated December 23, 1994, between Registrant and First Data Investor Services Group, Inc. was filed as an Exhibit to Post-Effective Amendment No. 62 on January 6, 2000, and is hereby incorporated by reference.

   (9)     -        Preferred Registered Technology Escrow Agreement, dated
                    September 10, 1997, between Registrant and First Data
                    Investor Services Group, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 54 on February
                    27, 1998, and is hereby incorporated by reference.

   (10)    -        Articles of Merger, dated September 30, 1988, was filed as an Exhibit to Post-Effective Amendment No. 35 on September
                    30, 1988.

   (11)    -        Agreement and Plan of Merger, dated September 30, 1988, was filed as an Exhibit to Post-Effective Amendment No. 35 on September 30, 1988.

   (12)    -        (a) Agreement and Plan of Reorganization between Registrant and Baird Capital Development Fund, Inc., dated December
                    20, 1995, was filed electronically as an Appendix to Part A of Registrant's AIM Capital Development Fund registration statement on Form N-14 on December 29, 1995.

           - (b) Amendment, dated May 23, 1996, to Agreement and Plan of Reorganization between Registrant and Baird Capital Development Fund, Inc., dated December 20, 1995, was filed electronically as an Exhibit to Post-Effective Amendment No. 49 on May 31, 1996.

   (13)    -        Agreement and Plan of Reorganization between Registrant and
                    Baird Blue Chip Fund, Inc., dated December 20, 1995, was filed electronically as an Appendix to Part A of Registrant's AIM Blue Chip Fund registration statement on
                    Form N-14 on December 29, 1995.

   (14)    -        Administrative Services Agreement, dated June 11, 1989,
                    between Registrant and A I M Advisors, Inc., was filed as an Exhibit to Post-Effective Amendment No. 37 on February
                    28, 1990.

   (15)    -        Administrative Services Agreement, dated August 6, 1993,
                    between Registrant's AIM Aggressive Growth Fund and A I M
                    Advisors, Inc., was filed as an Exhibit to Post-Effective
                    Amendment No. 43 on February 28, 1994.

   (16)    -        Administrative Services Agreement, dated September 16,
                    1994, between A I M Advisors, Inc. and A I M Institutional
                    Fund Services, Inc., on behalf of the Institutional
                    Classes, was filed as an Exhibit to Post-Effective
                    Amendment No. 44 on February 24, 1995.

   (17)    -        (a) Administrative Services Agreement, dated October 18,
                    1993, between A I M Advisors, Inc. and A I M Fund Services,
                    Inc., on behalf of the Retail Classes, was filed as an Exhibit to Post-Effective Amendment No. 43 on February 28,
                    1994, and was filed electronically as an Exhibit to Post-Effective Amendment No. 47 on December 29, 1995.

           - (b) Amendment No. 1, dated May 11, 1994, to the Administrative Services Agreement dated October 18, 1993, between A I M Advisors, Inc. and A I M Fund Services, Inc., was filed as an Exhibit to Post-Effective Amendment No. 44 on February 24, 1995, and was filed electronically as an Exhibit to Post-Effective Amendment No. 47 on December 29, 1995.

           - (c) Amendment No. 2, dated July 1, 1994, to the Administrative Services Agreement, dated October 18, 1993, between A I M Advisors, Inc. and A I M Fund Services, Inc., was filed as an Exhibit to Post-Effective Amendment No. 44 on February 24, 1995 and was filed electronically as an Exhibit to Post-Effective Amendment No. 47 on December 29, 1995.

           - (d) Amendment No. 3, dated September 16, 1994, to the Administrative Services Agreement, dated October 18, 1993, between A I M Advisors, Inc. and A I M Fund Services, Inc., was filed as an Exhibit to Post-Effective Amendment No. 44 on February 24, 1995, and was filed electronically as an Exhibit to Post-Effective Amendment No. 47 on December 29, 1995.

           - (e) Amendment No. 4, dated November 1, 1994, to the Administrative Services Agreement, dated October 18, 1993, between A I M Advisors, Inc. and A I M Fund Services, Inc., was filed electronically as an Exhibit to Post-Effective Amendment No. 47 on December 29, 1995.

   (18)    -        (a) Master Administrative Services Agreement, dated October
                    18, 1993, between Registrant and A I M Advisors, Inc., was filed as an Exhibit to Post-Effective Amendment No. 43 on February 28, 1994, and was filed electronically as an Exhibit to Post-Effective Amendment No. 47 on December 29,
                    1995.

           - (b) Amendment No. 1, dated December 4, 1995, to the Master Administrative Services Agreement, dated October 18, 1993, between Registrant and A I M Advisors, Inc., was filed electronically as an Exhibit to Post-Effective Amendment No. 49 on May 31, 1996.

           - (c) Amendment No. 2, dated June 11, 1996, to the Master Administrative Services Agreement dated October 18, 1993, between Registrant and A I M Advisors, Inc., was filed electronically as an Exhibit to Post-Effective Amendment No. 50 on July 24, 1996.

   (19)    -        (a) Master Administrative Services Agreement, dated
                    February 28, 1997, between Registrant and A I M Advisors,
                    Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 53 on October 9, 1997, and is hereby incorporated by reference.

           - (b) Amendment No. 1, dated as of March 1, 1999, to the Master Administrative Services Agreement, dated February 28, 1997, between Registrant and A I M Advisors, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 56 on February 23, 1999, and is hereby incorporated by reference.

           - (c) Amendment No. 2 , dated May 12, 1999, to the Master Administrative Services Agreement, dated February 28, 1997, between Registrant and A I M Advisors, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 60 on July 15, 1999, and is hereby incorporated by reference.

           - (d) Amendment No. 3 to the Master Administrative Services Agreement, dated February 28, 1997, between Registrant and A I M Advisors, Inc. was filed as an Exhibit to Post-Effective Amendment No. 62 on January 6, 2000, and is hereby incorporated by reference.

           - (e) Amendment No. 4, to the Master Administrative Services Agreement, dated February 28, 1997, between Registrant and A I M Advisors, Inc. was filed as an Exhibit to Post-Effective Amendment No. 62 on January 6, 2000, and is hereby incorporated by reference.

   (20)    -        (a) Memorandum of Agreement, dated March 1, 1999, between
                    Registrant, on behalf of AIM Charter Fund, AIM
                    Constellation Fund and AIM Weingarten Fund, and A I M
                    Advisors, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 60 on July 15, 1999, and is hereby incorporated by reference.

           - (b) Memorandum of Agreement, dated June 7, 1999, between Registrant, on behalf of AIM Large Cap Basic Value Fund, and A I M Advisors, Inc. was filed as an Exhibit to Post-Effective Amendment No. 62 on January 6, 2000, and is hereby incorporated by reference.

           - (c) Form of Memorandum of Agreement between Registrant, on behalf of AIM Large Cap Growth Fund, and A I M Advisors, Inc. was filed as an Exhibit to Post-Effective Amendment No. 63 on January 7, 2000, and is hereby incorporated by reference.

   (21)    -        Agreement and Plan of Reorganization, dated December 30,
                    1999, between AIM Equity Funds, Inc., a Maryland
                    Corporation, and AIM Equity Funds, a Delaware business trust was filed electronically as an Exhibit to Post-Effective Amendment No. 64 on March 27, 2000, and is hereby incorporated by reference.

i  (1)     -        Opinion of Ballard Spahr Andrews & Ingersoll was filed as
                    an Exhibit to Registrant's Rule 24f-2 Notice for the fiscal year ending October 31, 1996 on December 20, 1996.

   (2)     -        Opinion of Ballard Spahr Andrews & Ingersoll was filed as
                    an Exhibit to Registrant's Rule 24f-2 Notice for the fiscal year ending September 30, 1996 on November 27, 1996 (for
                    AIM Blue Chip Fund).

   (3) Opinion and Consent of Ballard Spahr Andrews & Ingersoll, LLP was filed as an Exhibit to Post-Effective Amendment No. 64 on March 27, 2000, and is hereby incorporated by reference.

j          -        None




k          -        Financial Statements - None.

l  (1)     -        Agreement Concerning Initial Capitalization of Registrant's
                    AIM Large Cap Growth Fund, dated February 26, 1999, was filed electronically as an Exhibit to Post-Effective
                    Amendment No. 56 on February 23, 1999, and is hereby incorporated by reference.

   (2)     -        Agreement Concerning Initial Capitalization of Registrant's
                    AIM Dent Demographic Trends Fund, dated June 4, 1999, was filed electronically as an Exhibit to Post-Effective
                    Amendment No. 60 on July 15, 1999, and is hereby incorporated by reference.

   (3)     -        Agreement Concerning Initial Capitalization of Registrant's
                    AIM Large Cap Basic Value Fund, dated June 29, 1999, was filed electronically as an Exhibit to Post-Effective
                    Amendment No. 60 on July 15, 1999, and is hereby incorporated by reference.

   (4)     -        Agreement Concerning Initial Capitalization of Registrant's
                    AIM Mid Cap Growth Fund, dated November 1, 1999, was filed as an Exhibit to Post-Effective Amendment No. 62 on January
                    6, 2000, and is hereby incorporated by reference.

   (5)     -        Form of Agreement Concerning Initial Capitalization of
                    Registrant's AIM Emerging Growth Fund was filed as an
                    Exhibit to Post-Effective Amendment No. 63 on January 7,
                    2000, and is hereby incorporated by reference.

m (1)      -        Registrant's Amended Distribution Plans for the Retail
                    Classes, dated September 5, 1991, were filed as an Exhibit to Post-Effective Amendment No. 40 on February 26, 1992.

   (2)     -        Registrant's Amended Distribution Plan for AIM Aggressive
                    Growth Fund, dated August 6, 1993, was filed as an Exhibit to Post-Effective Amendment No. 43 on February 28, 1994.

   (3)     -        Registrant's Master Distribution Plan for the Retail
                    Classes and AIM Aggressive Growth Fund, dated September 27,
                    1993, was filed as an Exhibit to Post-Effective Amendment
                    No. 43 on February 28, 1994.

   (4)     -        Registrant's Amended Master Distribution Plan for the
                    Retail Classes and AIM Aggressive Growth Fund, dated
                    September 27, 1993, as amended March 8, 1994, was filed as an Exhibit to Post-Effective Amendment No. 44 on February
                    24, 1995.

   (5)     -        (a) Registrant's Amended Master Distribution Plan for the
                    Retail Classes, dated September 27, 1993, as amended March
                    8, 1994 and September 10, 1994, was filed as an Exhibit to Post-Effective Amendment No. 44 on February 24, 1995, and was filed electronically as an Exhibit to Post-Effective
                    Amendment No. 47 on December 29, 1995.

           - (b) Amendment No. 1, dated December 4, 1995, to the Amended Master Distribution Plan for the Retail Classes, dated September 27, 1993, as amended, was filed electronically as an Exhibit to Post-Effective Amendment No. 49 on May 31, 1996.

   (6)     -        Registrant's Amended and Restated Master Distribution Plan
                    for the Class A shares, effective as of June 15, 1995
                    (effective as of December 4, 1995, with respect to the AIM
                    Blue Chip Fund and AIM Capital Development Fund), was filed electronically as an Exhibit to Post-Effective Amendment
                    No. 49 on May 31, 1996.

   (7)     -        Registrant's Second Amended and Restated Master
                    Distribution Plan, dated June 30, 1997, for the Class A shares was filed electronically as an Exhibit to Post-Effective Amendment No. 53 on October 9, 1997.

   (8)     -        Registrant's Third Amended and Restated Master Distribution
                    Plan, dated August 4, 1997, for the Class A and Class C shares was filed electronically as an Exhibit to Post-Effective Amendment No. 53 on October 9, 1997.

   (9)     -        (a) Registrant's Master Distribution Plan for the Class B
                    shares of AIM Charter Fund and AIM Weingarten Fund, dated
                    June 14, 1995, was filed electronically as an Exhibit to Post-Effective Amendment No. 47 on December 29, 1995.

           - (b) Amendment No. 1, dated June 11, 1996, to Registrant's Master Distribution Plan for the Class B shares of AIM Charter Fund, AIM Weingarten Fund, AIM Blue Chip Fund and AIM Capital Development Fund, dated June 14, 1995, was filed electronically as an Exhibit to Post-Effective Amendment No. 50 on July 24, 1996.

   (10)    -        (a) Registrant's Amended and Restated Master Distribution
                    Plan, dated June 30, 1997, for the Class B shares was filed electronically as an Exhibit to Post-Effective Amendment
                    No. 53 on October 9, 1997, and is hereby incorporated by reference.

           - (b) Amendment No. 1 to Registrant's Amended and Restated Master Distribution Plan for the Class B shares of AIM Constellation Fund was filed electronically as an Exhibit to Post-Effective Amendment No. 54 on February 27, 1998 and is hereby incorporated by reference.

           - (c) Amendment No. 2, dated as of March 1, 1999, to Registrant's Amended and Restated Master Distribution Plan for the Class B shares of AIM Large Cap Growth Fund was filed electronically as an Exhibit to Post-Effective Amendment No. 56 on February 23, 1999, and is hereby incorporated by reference.

           - (d) Amendment No. 3, dated as of March 1, 1999, to Registrant's Amended and Restated Master Distribution Plan for the Class B shares of AIM Aggressive Growth Fund was filed electronically as an Exhibit to Post-Effective Amendment No. 56 on February 23, 1999, and is hereby incorporated by reference.

           - (e) Amendment No. 4, dated May 12, 1999, to Registrant's Amended and Restated Master Distribution Plan for the Class B shares of AIM Dent Demographic Trends Fund and AIM Growth and Income Fund was filed electronically as an Exhibit to Post-Effective Amendment No. 60 on July 15, 1999, and is hereby incorporated by reference.

           - (f) Amendment No. 5, dated July 15, 1999, to Registrant's Amended and Restated Master Distribution Plan for the Class B shares of AIM Large Cap Basic Value Fund was filed as an Exhibit to Post-Effective Amendment No. 62 on January 6, 2000, and is hereby incorporated by reference.

           - (g) Amendment No. 6, dated September 28, 1999, to Registrant's Amended and Restated Master Distribution Plan for the Class B shares of AIM Mid Cap Growth Fund was filed as an Exhibit to Post-Effective Amendment No. 62 on January 6, 2000, and is hereby incorporated by reference.

           - (h) Form of Amendment No. 7 to Registrant's Amended and Restated Master Distribution Plan for the Class B shares of AIM Emerging Growth Fund was filed as an Exhibit to Post-Effective Amendment No. 63 on January 7, 2000, and is hereby incorporated by reference.

   (11)    -        (a) Registrant's Fourth Amended and Restated Master
                    Distribution Plan, dated as of June 30, 1998, for the Class
                    A and Class C shares was filed electronically as an Exhibit to Post-Effective Amendment No. 55 on December 11, 1998, and is hereby incorporated by reference.

           - (b) Amendment No. 1, dated as of March 1, 1999, to Registrant's Fourth Amended and Restated Master Distribution Plan for the Class A and Class C shares was filed electronically as an Exhibit to Post-Effective Amendment No. 56 on February 23, 1999, and is hereby incorporated by reference.

           - (c) Amendment No. 2, dated as of March 1, 1999, to Registrant's Fourth Amended and Restated Master Distribution Plan for the Class A and Class C shares was filed electronically as an Exhibit to Post-Effective Amendment No. 56 on February 23, 1999, and is hereby incorporated by reference.

           - (d) Amendment No. 3, dated May 12, 1999, to Registrant's Fourth Amended and Restated Master Distribution Plan for Class A and Class C shares was filed electronically as an Exhibit to Post-Effective Amendment No. 60 on July 15, 1999, and is hereby incorporated by reference.

           - (e) Amendment No. 4, dated July 15, 1999, to Registrant's Fourth Amended and Restated Master Distribution Plan for the Class A and Class C shares of AIM Large Cap Basic Value Fund was filed as an Exhibit to Post-Effective Amendment No. 62 on January 6, 2000, and is hereby incorporated by reference.

           - (f) Amendment No. 5, dated September 28, 1999, to Registrant's Fourth Amended and Restated Master Distribution Plan for Class A and Class C shares was filed as an Exhibit to Post-Effective Amendment No. 62 on January 6, 2000, and is hereby incorporated by reference.

           - (g) Form of Amendment No. 6 to Registrant's Fourth Amended and Restated Master Distribution Plan for Class A and Class C shares was filed as an Exhibit to Post-Effective Amendment No. 63 on January 7, 2000, and is hereby incorporated by reference.

   (12)    -        Form of Shareholder Service Agreement to be used in
                    connection with Registrant's Master Distribution Plan was filed electronically as an Exhibit to Post-Effective
                    Amendment No. 60 on July 15, 1999, and is hereby incorporated by reference.

   (13)    -        Form of Bank Shareholder Service Agreement to be used in
                    connection with Registrant's Master Distribution Plan was filed electronically as an Exhibit to Post-Effective
                    Amendment No. 60 on July 15, 1999, and is hereby incorporated by reference.

   (14)    -        Form of Variable Group Annuity Contract Holder Service
                    Agreement to be used in connection with Registrant's Master
                    Distribution Plan was filed electronically as an Exhibit to Post-Effective Amendment No. 60 on July 15, 1999, and is hereby incorporated by reference.

   (15)    -        Form of Agency Pricing Agreement to be used in connection
                    with Registrant's Master Distribution Plan was filed electronically as an Exhibit to Post-Effective Amendment
                    No. 60 on July 15, 1999, and is hereby incorporated by reference.

   (16)    -        Forms of Service Agreement for Brokers for Bank Trust
                    Departments and for Bank Trust Departments was filed electronically as an Exhibit to Post-Effective Amendment
                    No. 60 on July 15, 1999, and is hereby incorporated by reference.

n  (1)     -        Multiple Class Plan (Rule 18f-3) was filed electronically
                    as an Exhibit to Post-Effective Amendment No. 46 on June 6,
                    1995.

   (2)     -        (a) Amended Multiple Class Plan (Rule 18f-3), as amended
                    December 4, 1995, was filed electronically as an Exhibit to Post-Effective Amendment No. 47 on December 29, 1995.

           - (b) Amendment No. 1, dated June 11, 1996, to the Multiple Class Plan (Rule 18f-3), dated December 4, 1995 was filed electronically as an Exhibit to Post-Effective Amendment No. 50 on July 24, 1996.

   (3)     -        Multiple Class Plan (Rule 18f-3) (effective September 27,
                    1996) was filed as an Exhibit to Post-Effective Amendment
                    No. 51 on January 15, 1997.

   (4)     -        Amended and Restated Multiple Class Plan (Rule 18f-3)
                    (effective July 1, 1997) was filed electronically as an Exhibit to Post-Effective Amendment No. 53 on October 9,
                    1997.

   (5)     -        Second Amended and Restated Multiple Class Plan (Rule
                    18f-3) (effective September 1, 1997) was filed electronically as an Exhibit to Post-Effective Amendment
                    No. 53 on October 9, 1997, and is hereby incorporated by reference.

   (6)     -        Third Amended and Restated Multiple Class Plan (Rule 18f-3)
                    (effective August 5, 1999) were filed as an Exhibit to Post-Effective Amendment No. 62 on January 6, 2000, and are hereby incorporated by reference.

o          -        Reserved

p  (1)     -        (a) The AIM Management Group Code of Ethics, as amended
                    August 17, 1999, relating to AIM Management Group Inc. and
                    A I M Advisors, Inc. were filed as an Exhibit to
                    Post-Effective Amendment No. 62 on January 6, 2000, and are hereby incorporated by reference.


           - (b) The AIM Management Group Code of Ethics, adopted May 1, 1981, as last amended February 24, 2000, relating to A I M Management Group Inc. and A I M Advisors, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 65 on May 25, 2000, and is hereby incorporated by reference.


   (2)     -        Code of Ethics of AIM Equity Funds, Inc., effective as of
                    January 1, 1989, was filed as an Exhibit to Post-Effective
                    Amendment No. 62 on January 6, 2000, and is hereby incorporated by reference.

Item 24.   Persons Controlled by or Under Common Control With Registrant

   Provide a list or diagram of all persons directly or indirectly controlled by or under common control with the Registrant. For any person controlled by another person, disclose the percentage of voting securities owned by the immediately controlling person or other basis of that person's control. For each company, also provide the state or other sovereign power under the laws of which the company is organized.
           None.

Item 25.         Indemnification

           State the general effect of any contract, arrangement or statute under which any director, officer, underwriter or affiliated person of the Registrant is insured or indemnified against any liability incurred in their official capacity, other than insurance provided by any director, officer, affiliated person, or underwriter for their own protection.

           The Registrant's Agreement and Declaration of Trust, dated December 6, 1999, provides, among other things (i) that trustees and officers of the Registrant, when acting as such, shall not be personally liable for any act, omission or obligation of the Registrant or any trustee or officer (except for liabilities to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard to duty); (ii) for the indemnification by the Registrant of the trustees, officers, employees and agents of the Registrant to the fullest extent permitted by the Delaware Business Trust Act and Bylaws and other applicable law; (iii) that shareholders of the Registrant shall not be personally liable for the debts, liabilities, obligations or expenses of the Registrant or any portfolio or class; and (iv) for the indemnification by the Registrant, out of the assets belonging to the applicable portfolio, of shareholders and former shareholders of the Registrant in case they are held personally liable solely by reason of being or having been shareholders of the Registrant or any portfolio or class and not because of their acts or omissions or for some other reason.

           Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1940 Act and is, therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1940 Act and will be governed by the final adjudication of such issue. Insurance coverage is provided under a joint Mutual Fund & Investment Advisory Professional and Directors & Officers Liability Policy, issued by ICI Mutual Insurance Company, with a $35,000,000 limit of liability.

Item 26.         Business and Other Connections of Investment Advisor

           Describe any other business, profession, vocation or employment of a substantial nature that each investment advisor and each director, officer or partner of the advisor, is or has been, engaged within the last two fiscal years, for his or her own account or in the capacity of director, officer, employee, partner, or trustee.
           The only employment of a substantial nature of the Advisor's directors and officers is with the Advisor and its affiliated companies. Reference is also made to the caption "Fund Management-The Advisor" of the Prospectus which comprises Part A of the Registration Statement, and to the caption "Management" of the Statement of Additional Information which comprises Part B of the Registration Statement, and to Item 27(b) of this Part C.

Item 27.         Principal Underwriters
(a) State the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the Registrant's securities also acts as a principal underwriter, depositor, or investment advisor.

           A I M Distributors, Inc., the Registrant's principal underwriter of its Retail Classes, also acts as a principal underwriter to the following investment companies:

                          AIM Advisor Funds, Inc.
                          AIM Funds Group
                          AIM Growth Series
                          AIM International Mutual Funds
                          AIM Investment Funds
                          AIM Investment Securities Funds - Retail Classes AIM Series Trust
                          AIM Special Opportunities Funds
                          AIM Summit Fund, Inc.
                          AIM Tax-Exempt Funds
                          AIM Variable Insurance Funds
                          AIM Floating Rate Fund

           Fund Management Company, the Registrant's principal underwriter of its Institutional Classes, also acts as a principal underwriter to the following investment companies:

                          AIM Investment Securities Funds - Institutional Class Short-Term Investments Co.
                          Short-Term Investments Trust
                          Tax-Free Investments Co.

(b) Provide the information required by the following tables for each director, officer or partner of each principal underwriter named in response to Item 20:

           A I M Distributors, Inc.:

Name and Principal                        Position and Offices with                             Positions and Offices
------------------                        -------------------------                             ---------------------
Business Address*                                Underwriter                                       with Registrant
-----------------                                -----------                                       ---------------
Charles T. Bauer                          Director & Chairman                                   Chairman & Trustee
Michael J. Cemo                           President & Director                                  None
Gary T. Crum                              Director                                              Senior Vice President
Robert H. Graham                          Senior Vice President & Director                      President & Trustee
W. Gary Littlepage                        Senior Vice President & Director                      None
James L. Salners                          Executive Vice President                              None
John Caldwell                             Senior Vice President                                 None
Marilyn M. Miller                         Senior Vice President                                 None
Gene L. Needles                           Senior Vice President                                 None
Gordon J. Sprague                         Senior Vice President                                 None
Michael C. Vessels                        Senior Vice President                                 None
B.J. Thompson                             First Vice President                                  None
Ofelia M. Mayo                            Vice President, General Counsel                       Assistant Secretary
                                          & Assistant Secretary
James R. Anderson                         Vice President                                        None
Dawn M. Hawley                            Vice President & Treasurer                            None
Mary K. Coleman                           Vice President                                        None
Mary A. Corcoran                          Vice President                                        None
Melville B. Cox                           Vice President & Chief Compliance                     Vice President
                                          Officer
Glenda A. Dayton                          Vice President                                        None
Sidney M. Dilgren                         Vice President                                        None
Tony D. Green                             Vice President                                        None
Charles H. McLaughlin                     Vice President                                        None
Ivy B. McLemore                           Vice President                                        None
Terri L. Ransdell                         Vice President                                        None
Carol F. Relihan                          Vice President                                        Senior Vice President &
                                                                                                Secretary
Kamala C. Sachidanandan                   Vice President                                        None
Christopher T. Simutis                    Vice President                                        None
Gary K. Wendler                           Vice President                                        None
Norman W. Woodson                         Vice President                                        None
Kathleen J. Pflueger                      Secretary                                             Assistant Secretary
Luke P. Beausoleil                        Assistant Vice President                              None

----------------------------------
*          11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173

Name and Principal                        Position and Offices with                             Positions and Offices
------------------                        -------------------------                             ---------------------
Business Address*                                Underwriter                                         with Registrant
-----------------                                -----------                                         ---------------
Sheila R. Brown                           Assistant Vice President                              None
Scott E. Burman                           Assistant Vice President                              None
Mary E. Gentempo                          Assistant Vice President                              None
David E. Hessel                           Assistant Vice President, Controller                  None
                                          & Assistant Treasurer
Simon R. Hoyle                            Assistant Vice President                              None
Kathryn A. Jordan                         Assistant Vice President                              None
Kim T. McAuliffe                          Assistant Vice President                              None
David B. O'Neil                           Assistant Vice President                              None
Rebecca Starling-Klatt                    Assistant Vice President                              None
Nicholas D. White                         Assistant Vice President                              None
Nancy L. Martin                           Assistant General Counsel &                           Assistant Secretary
                                          Assistant Secretary
Samuel D. Sirko                           Assistant General Counsel &                           Assistant Secretary
                                          Assistant Secretary
P. Michelle Grace                         Assistant Secretary                                   Assistant Secretary
Lisa A. Moss                              Assistant Secretary                                   Assistant Secretary
Stephen I. Winer                          Assistant Secretary                                   Assistant Secretary

           Fund Management Company:

Name and Principal                        Position and Offices with                             Positions and Offices
------------------                        -------------------------                             ---------------------
Business Address*                                Underwriter                                         with Registrant
----------------                                 -----------                                         ---------------
Charles T. Bauer                          Director & Chairman                                   Chairman & Trustee
J. Abbott Sprague                         President & Director                                  None
Robert H. Graham                          Senior Vice President & Director                      President & Trustee
Mark D. Santero                           Senior Vice President                                 None
William J. Wendel                         Senior Vice President                                 None
Dawn M. Hawley                            Vice President & Treasurer                            None
Carol F. Relihan                          Vice President, General                               Senior Vice President &
                                          Counsel & Director                                    Secretary
James R. Anderson                         Vice President                                        None
Lisa A. Moss                              Vice President,  Assistant General                    Assistant Secretary
                                          Counsel & Assistant Secretary
Melville B. Cox                           Vice President & Chief Compliance                     Vice President
                                          Officer
Stephen I. Winer                          Vice President, Assistant                             Assistant Secretary
                                          General Counsel & Assistant
                                          Secretary
Kathleen J. Pflueger                      Secretary                                             Assistant Secretary
Dana R. Sutton                            Assistant Vice President &                            Vice President &
                                          Assistant Treasurer                                   Treasurer
Robert W. Morris, Jr.                     Assistant Vice President                              None
Ann M. Srubar                             Assistant Vice President                              None
Rebecca Starling-Klatt                    Assistant Vice President                              None
Nicholas D. White                         Assistant Vice President                              None

----------------------------------
*          11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173

Name and Principal                        Position and Offices with                             Positions and Offices
------------------                        -------------------------                             ---------------------
Business Address*                                Underwriter                                         with Registrant
----------------                                 -----------                                         ---------------
David E. Hessel                           Assistant Vice President, Controller                  None
                                          & Assistant Treasurer
Jeffrey L. Horne                          Assistant Vice President                              None
Nancy L. Martin                           Assistant General Counsel &                           Assistant Secretary
                                          Assistant Secretary
Ofelia M. Mayo                            Assistant General Counsel &                           Assistant Secretary
                                          Assistant Secretary
Samuel D. Sirko                           Assistant General Counsel &                           Assistant Secretary
                                          Assistant Secretary
P. Michelle Grace                         Assistant Secretary                                   Assistant Secretary

* 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173

(c) Provide the information required by the following table for all commissions and other compensation received, directly or indirectly, from the Registrant during the last fiscal year by each principal underwriter who is not an affiliated person of the Registrant or any affiliated person of an affiliated person:

           None.

Item 28.   Location of Accounts and Records

           State the name and address of each person maintaining physical possession of each account, book, or other document required to be maintained by section 31(a) [15 U.S.C. 80a-30(a)] and the rules under that section.
           A I M Advisors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, will maintain physical possession of each such account, book or other document of the Registrant at its principal executive offices, except for those maintained by the Registrant's Custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, and the Registrant's Transfer Agent and Dividend Paying Agent, A I M Fund Services, Inc., P. O. Box 4739, Houston, Texas 77210-4739.

Item 29.   Management Services

           Provide a summary of the substantive provisions of any management-related service contract not discussed in Part A or B, disclosing the parties to the contract and the total amount paid and by whom for the Registrant's last three fiscal years.
           None.

Item 30.   Undertakings

           In initial registration statements filed under the Securities Act, provide an undertaking to file an amendment to the registration statement with certified financial statements showing the initial capital received before accepting subscriptions from more than 25 persons if the Registrant intends to raise its initial capital under section 14(a)(3) [15 U.S.C. 80a-14(a)(3)].
           Not applicable.

                                   SIGNATURES

           Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Houston, Texas on the 31st day of May, 2000.

                                     REGISTRANT:   AIM EQUITY FUNDS

                                             By:  /s/ ROBERT H. GRAHAM
                                                --------------------------------
                                                  Robert H. Graham, President

           Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

               SIGNATURES                                 TITLE                            DATE
               ----------                                 -----                            ----
       /s/ CHARLES T. BAUER                        Chairman & Trustee                   May 31, 2000
     -------------------------------
           (Charles T. Bauer)

        /s/ ROBERT H. GRAHAM
     -------------------------------               Trustee & President                  May 31, 2000
           (Robert H. Graham)                 (Principal Executive Officer)

          /s/ BRUCE L. CROCKETT                         Trustee                         May 31, 2000
     -------------------------------
           (Bruce L. Crockett)

       /s/ OWEN DALY II                                 Trustee                         May 31, 2000
     -------------------------------
             (Owen Daly II)

       /s/ EDWARD K. DUNN, JR.                          Trustee                         May 31, 2000
     -------------------------------
          (Edward K. Dunn, Jr.)

        /s/ JACK FIELDS                                 Trustee                         May 31, 2000
     -------------------------------
              (Jack Fields)

     /s/ CARL FRISCHLING                                Trustee                         May 31, 2000
     -------------------------------
            (Carl Frischling)

     /s/ PREMA MATHAI DAVIS                             Trustee                         May 31, 2000
     -------------------------------
          (Prema Mathai-Davis)

         /s/ LEWIS F. PENNOCK                           Trustee                         May 31, 2000
     -------------------------------
           (Lewis F. Pennock)

      /s/ LOUIS S. SKLAR                                Trustee                         May 31, 2000
     -------------------------------
            (Louis S. Sklar)

           /s/ DANA R. SUTTON                       Vice President &
     -------------------------------         Treasurer (Principal Financial             May 31, 2000
            (Dana R. Sutton)                     and Accounting Officer)